Share Capital and Warrants	9 Months Ended
Sep. 30, 2021
Disclosure of classes of share capital [abstract]
Share Capital and Warrants

22. SHARE CAPITAL AND WARRANTS
A) Authorized
Cenovus is authorized to issue an unlimited number of common shares, and first and second preferred shares not exceeding, in aggregate, 20 percent of the number of issued and outstanding common shares. The first and second preferred shares may be issued in one or more series with rights and conditions to be determined by the Company’s Board of Directors prior to issuance and subject to the Company’s articles. Prior to the close of the Arrangement, Cenovus’s articles were amended to create the Cenovus series 1, 2, 3, 4, 5, 6, 7 and 8 first preferred shares.
B) Issued and Outstanding – Common Shares

	September 30, 2021		December 31, 2020
As at	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,228,870	11,040	1,228,828	11,040
Issued Under the Arrangement, Net of Issuance Costs	788,518	6,110	—	—
Issued Upon Exercise of Warrants (Note 22D)	214	2	—	—
Issued Under Stock Option Plans (Note 24)	34	—	42	—
Outstanding, End of Period	2,017,636	17,152	1,228,870	11,040
As at September 30, 2021, there were 30 million (December 31, 2020 – 27 million) common shares available for future issuance under the stock option plan.
C) Issued and Outstanding – Preferred Shares

As at September 30, 2021	Number of Preferred Shares (thousands)	Amount
Outstanding, Beginning of Year	—	—
Issued Under the Arrangement (Note 4A)	36,000	519
Outstanding, End of Period	36,000	519

As at September 30, 2021	Dividend Reset Date	Dividend Rate	Number of Preferred Shares (thousands)
Series 1 First Preferred Shares	March 31, 2026	2.58%	10,740
Series 2 First Preferred Shares	March 31, 2026	1.92%	1,260
Series 3 First Preferred Shares	December 31, 2024	4.69%	10,000
Series 5 First Preferred Shares	March 31, 2025	4.59%	8,000
Series 7 First Preferred Shares	June 30, 2025	3.94%	6,000
Cenovus Series 1 First Preferred Shares
In March 2021, 274 thousand series 1 first preferred shares were tendered for conversion into series 2 first preferred shares. The new annual fixed-rate dividend applicable to the series 1 first preferred shares for the five-year period commencing March 31, 2021, to March 30, 2026, is 2.58 percent, being equal to the sum of the Government of Canada five-year bond yield of 0.85 percent plus 1.73 percent in accordance with the terms of the series 1 first preferred shares. Holders of series 1 first preferred shares will have the right, at their option, to convert their shares into series 2 first preferred shares, subject to certain conditions, on March 31, 2026, and on March 31 every five years thereafter. The annual fixed-rate dividend was 2.40 percent for the previous period ending March 30, 2021.
Cenovus Series 2 First Preferred Shares
In March 2021, 578 thousand series 2 first preferred shares were tendered for conversion into series 1 first preferred shares. Holders of the series 2 first preferred shares will be entitled to receive cumulative quarterly floating dividends, reset every quarter, at a rate equal to the 90-day Government of Canada Treasury Bill yield plus 1.73 percent. Holders of series 2 first preferred shares will have the right, at their option, to convert their shares into series 1 first preferred shares, subject to certain conditions, on March 31, 2026, and on March 31 every five years thereafter. The floating-rate dividend was 1.84 percent for the previous period ending September 29, 2021. The new quarterly floating-rate dividend applicable for the period commencing September 30, 2021, to December 29, 2021, is 1.92 percent.
Cenovus Series 3 First Preferred Shares
The dividend rate will be reset every five years at the rate equal to the five-year Government of Canada bond yield plus 3.13 percent. Holders of series 3 first preferred shares will have the right, at their option, to convert their shares into series 4 first preferred shares, subject to certain conditions, on December 31, 2024, and on December 31 every five years thereafter. Holders of the series 4 first preferred shares will be entitled to receive cumulative quarterly floating dividends, reset every quarter, at a rate equal to the 90-day Government of Canada Treasury Bill yield plus 3.13 percent.
Cenovus Series 5 First Preferred Shares
The dividend rate will be reset every five years at the rate equal to the five-year Government of Canada bond yield plus 3.57 percent. Holders of series 5 first preferred shares will have the right, at their option, to convert their shares into series 6 first preferred shares, subject to certain conditions, on March 31, 2025, and on March 31 every five years thereafter. Holders of the series 6 first preferred shares will be entitled to receive cumulative quarterly floating dividends, reset every quarter, at a rate equal to the 90-day Government of Canada Treasury Bill yield plus 3.57 percent.
Cenovus Series 7 First Preferred Shares
The dividend rate will be reset every five years at the rate equal to the five-year Government of Canada bond yield plus 3.52 percent. Holders of series 7 first preferred shares will have the right, at their option, to convert their shares into series 8 first preferred shares, subject to certain conditions, on June 30, 2025, and on June 30 every five years thereafter. Holders of the series 8 first preferred shares will be entitled to receive cumulative quarterly floating dividends, reset every quarter, at a rate equal to the 90-day Government of Canada Treasury Bill yield plus 3.52 percent.
Cenovus Second Preferred Shares
There were no second preferred shares outstanding as at September 30, 2021 (December 31, 2020 – nil).
D) Issued and Outstanding – Warrants

As at September 30, 2021	Number of Warrants (thousands)	Amount
Outstanding, Beginning of Year	—	—
Issued Under the Arrangement (Note 4A)	65,433	216
Exercised and Common Shares Issued (Note 22B)	(214)	—
Outstanding, End of Period	65,219	216
The exercise price of the warrants issued under the Arrangement is $6.54.